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                             [NATIONWIDE LOGO](R)

                                   NATIONWIDE(R)
                                    VARIABLE
                                   ACCOUNT-4

                                 ANNUAL REPORT
                                       TO
                                CONTRACT OWNERS

                               DECEMBER 31, 1995

                       NATIONWIDE LIFE INSURANCE COMPANY
                          HOME OFFICE: COLUMBUS, OHIO

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                               [Nationwide Logo]

                       NATIONWIDE LIFE INSURANCE COMPANY
                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43216



                     [Photo of Peter F. Frenzer, President]


                              PRESIDENT'S MESSAGE


Nationwide Life Insurance Company is pleased to bring you the 1995 annual report of the Nationwide Variable Account-4.

Both equity and fixed income investments turned in a stellar performance during 1995. The major market indices ended the year fully one-third or more higher than their levels at the beginning of the year. These results equate directly to the returns enjoyed by our variable annuity participants and contract owners.

Low interest rates and modest inflation should provide a continued favorable environment for stocks and fixed income investments during 1996. Slowing levels of economic activity and uncertainty about corporate profits may, however, dampen a repeat of the strong 1995 market performance. The diverse offering of investment options within your contract should enable you to take advantage of changing market conditions.

The year 1995 was a record-setting sales year for our variable investment products. For this we thank you, our valued customer, for your confidence in the Nationwide Insurance Enterprise and in our products. Please do not hesitate to let us know how we can better serve your financial planning and retirement needs.

                            /s/ Peter F. Frenzer
                          ---------------------------
                          Peter F. Frenzer, President



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===============================================================================
                         NATIONWIDE VARIABLE ACCOUNT-4

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                               DECEMBER 31, 1995

ASSETS:

  Investments at market value:

    Smith Barney - The Income and Growth Portfolio
      1,954,468 shares (cost $26,275,981)......................................................   $ 29,786,091
    Smith Barney - International Equity Portfolio
      24,322 shares (cost $255,730)............................................................        259,760
    Smith Barney - The Reserve Account Portfolio
      181,964 shares (cost $2,357,079).........................................................      2,312,768
    Smith Barney - Total Return Portfolio
      6,931 shares (cost $85,040)..............................................................         88,296
    Smith Barney - The U.S. Government/High Quality
     Securities Portfolio
      355,506 shares (cost $4,750,087).........................................................      4,852,663
                                                                                                  ------------
        Total investments......................................................................     37,299,578

  Accounts receivable..........................................................................         16,951
                                                                                                  ------------

        Total assets...........................................................................     37,316,529
                                                                                                  ============

CONTRACT OWNERS' EQUITY........................................................................   $ 37,316,529
                                                                                                  ============


Contract owners' equity represented by:                               UNITS       UNIT VALUE
  Contracts in accumulation phase:                                  ---------     ----------
    Smith Barney - The Income and Growth Portfolio:
      Tax qualified..............................................     328,357     $18.563463      $  6,095,443
      Non-tax qualified..........................................   1,274,983      18.563463        23,668,100
    Smith Barney - International Equity Portfolio:
      Tax qualified..............................................       3,623      10.059780            36,447
      Non-tax qualified..........................................      22,196      10.059780           223,287
    Smith Barney - The Reserve Account Portfolio:
      Tax qualified..............................................      12,028      13.842323           166,495
      Non-tax qualified..........................................     155,064      13.842323         2,146,446
    Smith Barney - Total Return Portfolio:
      Non-tax qualified..........................................       8,749      10.091170           88,288
    Smith Barney - The U.S. Government/High Quality
     Securities Portfolio:
      Tax qualified..............................................      48,719      15.237150           742,339
      Non-tax qualified..........................................     269,814      15.237150         4,111,196
                                                                    =========     ==========
  Reserves for annuity contracts in payout phase:
      Tax qualified..............................................                                       38,488
                                                                                                  ------------
                                                                                                  $ 37,316,529
                                                                                                  ============


See accompanying notes to financial statements.
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                         NATIONWIDE VARIABLE ACCOUNT-4

        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                  YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993

                                                         1995              1994              1993
                                                     -----------        ----------        ----------
INVESTMENT ACTIVITY:
  Reinvested capital gains and dividends             $ 2,923,271         3,116,957         4,143,644
                                                     -----------        ----------        ----------
  Gain (loss) on investments:
    Proceeds from redemptions of mutual fund shares    6,677,627         4,756,872         3,144,399
    Cost of mutual fund shares sold                   (5,900,914)       (4,275,249)       (2,701,619)
                                                     -----------        ----------        ----------
    Realized gain (loss) on investments                  776,713           481,623           442,780
    Change in unrealized gain (loss) on investments    4,282,403        (4,516,671)          678,855
                                                     -----------        ----------        ----------
      Net gain (loss) on investments                   5,059,116        (4,035,048)        1,121,635
                                                     -----------        ----------        ----------
         Net investment activity                       7,982,387          (918,091)        5,265,279
                                                     -----------        ----------        ----------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners         95,551           470,544           744,825
  Redemptions                                         (5,057,667)       (2,859,453)       (1,754,297)
  Annuity benefits                                       (26,790)          (25,525)          (24,923)
  Adjustments to maintain reserves                        17,044             3,085            43,694
                                                     -----------        ----------        ----------
        Net equity transactions                       (4,971,862)       (2,411,349)         (990,701)
                                                     -----------        ----------        ----------

EXPENSES (NOTE 2):
  Contract charges                                      (494,621)         (508,022)         (510,472)
  Contingent deferred sales charges                      (56,451)          (43,205)          (33,773)
                                                     -----------        ----------        ----------
        Total expenses                                  (551,072)         (551,227)         (544,245)
                                                     -----------        ----------        ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY                  2,459,453        (3,880,667)        3,730,333
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD           34,857,076        38,737,743        35,007,410
                                                     -----------        ----------        ----------
CONTRACT OWNERS' EQUITY END OF PERIOD                $37,316,529        34,857,076        38,737,743
                                                     ===========        ==========        ==========


See accompanying notes to financial statements.
===============================================================================



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                        NATIONWIDE VARIABLE ACCOUNT-4
                        NOTES TO FINANCIAL STATEMENTS
                       DECEMBER 31, 1995, 1994 AND 1993

(1)  Summary of Significant Accounting Policies

     (a) Organization and Nature of Operations

     Nationwide Variable Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987, and commenced operations on July 10, 1989. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

     The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community. Presently, the contracts are not actively marketed.

     (b) The Contracts

     Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

     Contract owners in either the accumulation or the payout phase may invest in the following:

          Portfolios of the Smith Barney Variable Account Funds (Smith Barney);
            Smith Barney - The Income and Growth Portfolio
            Smith Barney - The Reserve Account Portfolio
            Smith Barney - The U.S. Government/High Quality Securities Portfolio

         Portfolios of the Smith Barney/Travelers Series Fund Inc.
         (Smith Barney);
            Smith Barney - Intermediate High Grade Portfolio
            Smith Barney - International Equity Portfolio
            Smith Barney - Money Market Portfolio
            Smith Barney - Total Return Portfolio

     At December 31, 1995, contract owners have invested in all of the above funds except the Smith Barney - Intermediate High Grade Portfolio and Smith Barney - Money Market Portfolio. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

     The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1995. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

     Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

     The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.



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     (e) Use of Estimates in the Preparation of Financial Statements

     The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2) Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following administrative charges are deducted by the Company: (a) an annual contract maintenance charge of $30, with certain exceptions, which is satisfied by surrendering units; and (b) a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively.

(3) Schedule I

     Schedule I presents the components of the change in the unit values, which are the basis for contract owners' equity. This schedule is presented in the following format:

     - Beginning unit value - Jan. 1

     - Reinvested capital gains and dividends
       (This amount reflects the increase in the unit value due to capital gains and dividend distributions from the underlying mutual funds.)

     - Unrealized gain (loss)
       (This amount reflects the increase (decrease) in the unit value resulting from the market appreciation (depreciation) of the underlying mutual funds.)

     - Contract charges

     - (This amount reflects the decrease in the unit value due to the mortality risk charge, expense risk charge and administration charge discussed in note 2.)

     - Ending unit value - Dec. 31

     - Percentage increase (decrease) in unit value.

     For contracts in the payout phase, an assumed investment return of 3.5%, used in the calculation of the annuity benefit payment amount, results in a corresponding reduction in the components of the unit values as shown in
Schedule I.
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                                                                     Schedule I

                         NATIONWIDE VARIABLE ACCOUNT-4
                      TAX QUALIFIED AND NON-TAX QUALIFIED
                       SCHEDULES OF CHANGES IN UNIT VALUE
                  YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993

                                                                                                                      U.S. Gov't/
                                                      Income &       International      Reserve         Total        High Quality
                                                        Growth           Equity         Account         Return        Securities
                                                      Portfolio        Portfolio       Portfolio       Portfolio       Portfolio
                                                      ---------      ------------      ---------       ---------     ------------
1995**
  Beginning unit value - Jan. 1                       $14.755003       10.000000       12.884883       10.000000       13.168331
  Reinvested capital gains and dividends                1.569159         .011574         .797699         .094655         .983860
  Unrealized gain (loss)                                2.452235         .084324         .335004         .032685        1.271762
  Contract charges                                      (.212934)       (.036118)       (.175263)       (.036170)       (.186803)
  Ending unit value - Dec. 31                         $18.563463       10.059780       13.842323       10.091170       15.237150
  Percentage increase (decrease) in unit value* (a)       26%             1%(b)           7%             1%(b)            16%

1994

  Beginning unit value - Jan. 1                       $15.427358           ***         12.798932          ***          13.398138
  Reinvested capital gains and dividends                1.436656                         .607748                         .835012
  Unrealized gain (loss)                               (1.912103)                       (.354737)                       (.892180)
  Contract charges                                      (.196908)                       (.167060)                       (.172639)
  Ending unit value - Dec. 31                         $14.755003                       12.884883                       13.168331
  Percentage increase (decrease) in unit value* (a)      (4)%                             1%                             (2)%

1993

  Beginning unit value - Jan. 1                       $13.204279           ***         12.397510          ***          12.815045
  Reinvested capital gains and dividends                1.887905                         .667461                         .833383
  Unrealized gain (loss)                                 .522101                        (.100072)                       (.076929)
  Contract charges                                      (.186927)                       (.165967)                       (.173361)
  Ending unit value - Dec. 31                         $15.427358                       12.798932                       13.398138
  Percentage increase (decrease) in unit value* (a)       17%                             3%                                5%


  *   An annualized rate of return cannot be determined as:

      (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and

      (b) This investment option was not utilized for the entire year indicated.

 **   No other investment options were being utilized.

***   This investment option was not available or was not utilized.


See note 3.
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                          Independent Auditors' Report

The Board of Directors and Contract Owners of
  Nationwide Variable Account-4
  Nationwide Life Insurance Company:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-4 as of December 31, 1995, and the related statements of operations and changes in contract owners' equity and schedules of changes in unit value for each of the years in the three year period then ended. These financial statements and schedules of changes in unit value are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules of changes in unit value based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and schedules of changes in unit value are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and schedules of changes in unit value referred to above present fairly, in all material respects, the financial position of Nationwide Variable Account-4 as of December 31, 1995, and the results of its operations and its changes in contract owners' equity and the schedules of changes in unit value for each of the years in the three year period then ended in conformity with generally accepted accounting principles.


                                                          KPMG Peat Marwick LLP

Columbus, Ohio
February 6, 1996
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NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220

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Nationwide(R) is a registered federal service mark of Nationwide Mutual
Insurance Company